Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net operating loss carry-forwards		$ 113,228
Cumulative earnings undistributed		36,527
Taxes payable current and noncurrent		$ 10,958
U.S. federal corportae tax rate		0.00%	0.00%	0.00%
Tax cuts and jobs act of 2017, change in tax rate, income tax expense (benefit)		$ 2,653
Tax cuts and jobs act of 2017, change in effective tax rate, favorably affected		11.90%
Limitation on deduction of interest expense in excess of adjusted taxable income, that may impact income taxes in future, percent		30.00%
Limitation of net operating losses generated percent of taxable income and an incremental tax on BEAT, that may impact income taxes in future		80.00%
Unrecognized tax benefits		$ 16,150	$ 13,331	$ 12,065
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate		16,102
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months		1,138
Income tax examination interest and penalty expense		181	281	$ 70
Income tax examination total accrued interest and penalties		$ 1,108	$ 926
United States
Income Taxes [Line Items]
U.S. federal corportae tax rate		35.00%
Scenario, Forecast | United States
Income Taxes [Line Items]
U.S. federal corportae tax rate	21.00%
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date		Dec. 31, 2018
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date		Dec. 31, 2037